John Hancock GA Mortgage Trust
Portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 95.4%				$2,301,769,279
(Cost $2,441,331,319)
Industrial 13.7%				330,839,681
1419 Potrero LLC	3.660	09-01-30	5,216,612	4,754,744
183rd La Palma Investors	5.510	10-01-34	9,800,000	10,185,767
701 Cottontail Lane Associates LLC	3.680	04-01-46	3,973,437	3,268,704
Accord/Pac Members LLC	3.500	09-01-40	7,301,392	6,210,915
American Fork OW LLC	2.900	02-10-36	5,191,324	4,303,987
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	5,009,155
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,708,260
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	18,171,490
Bel Statesville LP	5.870	07-01-35	23,300,000	24,187,078
Colt Street Partners LLC	3.290	01-01-35	9,237,743	8,114,859
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	13,328,745
DNP Regio LLC	3.110	10-01-36	11,449,360	9,458,626
GWL 11 Constitution LLC	5.650	05-01-35	8,300,000	8,512,945
Harborgate LLC	2.610	01-01-31	8,909,270	8,010,734
Industry West Commerce Center LLC	2.810	03-01-41	8,980,915	7,061,397
Injans Investments GP	5.510	10-01-34	3,400,000	3,515,889
Macaw Phoebe Investors	5.510	09-01-35	6,600,000	6,811,906
Monro Ponderosa LLC	5.430	07-01-35	10,000,000	10,114,510
Oltmans Investment Company LLC	5.510	10-01-33	4,300,000	4,474,920
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,796,941
Phase 1A GLC 7 LLC and SLC Port Phase 1A LLC	5.830	09-01-34	4,936,625	5,131,459
Phase 2 GLC 2 LLC	5.780	07-01-34	13,396,030	13,927,705
Rancho San Marino Partners GP	5.510	10-01-34	10,200,000	10,599,820
Rehco Loan LLC	3.000	11-01-51	4,765,564	3,606,112
Rep 2035 LLC	3.260	12-01-35	16,038,303	13,232,803
Rep A 2033 LLC	6.250	10-01-33	18,800,000	19,881,075
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	9,462,606
Roderick Catalyst 5 LLC	5.600	05-01-44	5,402,096	5,413,257
S/K 53 Brunswick Associates LLC	3.160	04-01-31	5,883,661	5,274,596
SLI III LLC	6.490	01-01-34	4,021,784	4,363,471
St. Mark Property LLC	5.810	09-01-36	39,491,119	40,641,653
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,229,993	7,399,924
Weeks Pierce Holdings LLC	5.500	06-01-35	7,973,610	8,152,235
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,586,042
Willow Creek Court LLC	4.530	07-01-52	6,910,130	6,008,904
WPC Triad LLC	2.960	04-01-31	4,661,529	4,156,447
Multifamily 36.3%				876,372,696
11 West Partners LLC	3.770	05-01-32	9,363,958	8,681,915
257 Ridgewood Ave LLC	3.560	04-01-32	10,020,886	9,284,121
34th St. South LLC	5.840	12-01-34	27,500,000	28,297,528
440 West End Apartments Corp.	5.760	03-01-35	5,200,000	5,422,139
5021 St. LLC	4.390	09-01-40	30,386,199	29,038,632
655 Kelton LLC	2.270	04-01-31	4,637,882	4,126,820
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,861,626
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	17,643,560
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	16,048,375
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Americana on the River LLC	2.970	05-01-36	5,064,667	$4,241,947
Arboretum LLC	2.800	01-01-29	5,900,000	5,565,016
Aventura at Mid Rivers LLC	2.390	02-01-31	4,180,778	3,773,850
Aventura at Richmond LLC	2.210	01-01-31	3,626,316	3,266,045
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,218,878	2,788,292
Bandicoot LLC	2.950	06-01-30	15,000,000	13,832,205
Bayshore Village, Ltd.	5.650	07-01-35	5,000,000	5,149,615
Berkshire Apartments LLC	2.660	03-01-46	5,364,997	4,255,591
BGN Properties Covina Palms LP	5.630	09-01-34	4,905,973	5,103,071
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	6,229,027
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,680,198
Bref-Masters Cove LLC	3.070	06-01-29	6,068,892	5,724,774
BW Logan LLC	6.370	04-01-28	1,451,877	1,491,589
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,108,200
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,530,330
Caton House Apartments LLC	2.740	09-01-36	3,636,449	3,015,300
Cavalier Apartments Partnership	5.250	11-01-34	2,700,000	2,748,948
Chandler Property Development Associates LP	2.550	03-01-33	6,974,234	6,041,298
Chimney Top LLC	2.910	02-01-29	6,800,000	6,405,192
Chimneys of Oak Creek LLC	5.530	10-01-35	6,300,000	6,366,339
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,138,434	7,588,300
CLAGB LLC	2.680	02-01-36	5,364,484	4,418,865
Congressional Properties LP	3.210	04-01-47	5,434,769	4,475,261
Copperstone Apartments LP	2.880	04-01-39	4,906,453	4,290,836
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,169,988
Creekside at Amherst Apartments LLC	3.380	09-01-31	10,463,073	9,920,897
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	10,122,002
Crossing Company LP	2.780	10-01-31	6,600,000	5,865,677
Draper Southpoint Apartments LLC	2.520	04-01-31	5,374,499	4,792,118
DTN Waters House LLC	3.300	08-01-31	4,964,107	4,507,752
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,037,944	1,801,281
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	7,140,706
Elizabeth Lake Estates LLC	2.920	05-01-31	4,699,181	4,282,626
Fairgrounds Apartments LP	2.490	01-01-36	2,329,079	2,062,388
Forest Meadows Villas, Ltd.	2.770	12-01-35	1,935,375	1,647,259
Fountainview Terrace Apartments	2.900	07-01-41	3,764,484	3,226,117
Four Seasons Apartments LLC	5.590	03-01-29	5,300,000	5,454,347
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,504,084
Fredwood LLLP	2.740	09-01-36	3,727,360	3,102,401
Gadberry Courts LP	3.330	05-01-32	6,295,132	5,701,904
Gateway MHP, Ltd.	3.950	07-01-29	8,784,177	8,659,758
Georgetown Mews Owners Corp.	2.870	01-01-36	6,086,805	5,158,537
Grande Apartments LP	3.380	07-01-41	7,950,438	6,601,821
Greenhouse Apartments LP	3.380	07-01-41	9,138,434	7,520,749
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,392,800
Hudson Troy Towers Apartment Corp.	6.140	11-01-28	7,135,702	7,470,894
Hunters Price LP	3.360	04-01-32	11,500,000	10,472,441
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,116,351
Kingswick Apartments LP	3.310	04-01-42	12,083,361	9,971,793
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
La Costa Vista LLC	2.610	04-01-31	4,485,563	$4,011,480
La Verne Village LLC (B)	5.530	10-01-35	10,000,000	10,147,510
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,886,377
Maverick Creek Apartments LLC	4.990	11-01-30	6,200,000	6,279,901
McCue Ventures LLC	5.570	05-01-58	11,224,217	10,962,345
Meramec Station Big Bend Investors LLC	2.780	05-01-41	3,973,462	3,391,417
Mesa Broadway Property LP	2.550	03-01-33	4,291,836	3,717,722
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,811,392
Mill Pond, Ltd.	2.870	06-01-36	6,515,644	5,430,073
Monticello Apartments LLC	5.760	11-01-38	3,491,339	3,657,107
Montrose Manor Apartments LLC	2.740	09-01-36	5,181,940	4,326,184
Niederst Portage Towers LLC	2.670	12-01-31	6,216,484	5,538,595
Northbridge Park Company OP, Inc.	3.640	06-01-51	8,879,756	7,048,262
Northland Monterra LLC	2.890	07-01-31	13,500,000	12,178,107
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,886,377
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	15,043,617
Pademelon LLC	3.000	06-01-30	6,000,000	5,543,058
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	5,037,360
Penndel Apartments LP	3.270	06-01-31	5,280,938	4,854,571
Pepperward Apartments LLC	2.180	01-01-27	3,730,336	3,622,186
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,160,357
Plantation Crossing Apartments LLC	3.040	09-01-31	4,656,954	4,229,613
Platypus LLC	2.950	06-01-30	4,000,000	3,683,884
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,808,113
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	7,289,248
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	8,861,850
Raamco Broadwater LLC	3.090	07-01-31	4,294,152	3,626,991
Regency Apartments Vancouver LLC	2.250	04-01-31	4,457,943	3,975,629
Regent Garden Associates LLC	3.250	03-10-35	110,418,547	98,141,551
Richmar II Apartments LLC	2.930	08-01-36	9,097,179	7,712,525
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,148,529	7,533,356
Rollins Park Apartments Section 3 LP	3.210	04-01-47	3,894,918	3,207,270
Rose Gardens Senior LP	3.330	05-01-32	7,891,081	7,114,093
Sandstone Tucson LLC	5.820	01-01-29	4,892,085	5,115,805
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,001,809	6,818,132
SFI Partnership 12, Ltd.	5.900	11-01-53	16,600,254	16,942,236
Sonoma at Porter Ranch LLC	5.400	05-01-34	9,738,271	10,002,646
Spring Park Apartments	3.440	10-01-31	17,100,000	15,709,924
The Enclave LLC	2.940	05-01-31	5,000,000	4,507,570
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	5,020,193	4,395,681
The Links at Columbia LP	2.720	05-01-41	15,463,127	13,071,291
The Links at Rainbow Curve LP	2.630	07-01-32	5,690,132	5,358,677
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	15,577,816	13,192,167
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	8,617,231	9,015,657
Topaz House, Ltd.	3.300	04-01-47	16,323,128	13,603,271
Trail Horse Partners LLC	2.690	04-01-31	5,839,041	5,232,586
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	14,250,270
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,983,567
Windsor Place Apartments	3.530	02-01-32	9,098,285	8,449,231
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Woodlane Place Townhomes LLC	2.900	05-05-35	8,793,339	$7,526,676
Woods I LLC	3.100	07-01-30	6,650,503	6,151,336
Woods Mill Park Apartments LLC	2.610	02-01-41	4,154,218	3,476,806
WRD Lincoln Shores LLC	5.500	09-01-35	30,000,000	30,689,550
Office 16.3%				393,946,336
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,286,587	3,868,156
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,121,235	3,155,267
1635 Divisadero Medical Building LLC	3.950	06-01-30	3,326,094	3,225,011
1635 Divisadero Medical Building LLC	6.000	06-01-30	6,736,715	7,036,384
501 Second Street LLC	6.740	07-01-33	10,000,000	10,346,230
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	10,337,653
Aman, Inc.	5.170	12-01-29	21,765,464	21,275,785
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	9,713,510
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	9,469,187
Central Way Plaza LLC	2.910	03-01-32	9,230,494	8,334,093
Continental Plaza LLC	5.490	01-01-33	4,811,510	5,031,194
Continental Skypark LLC	5.870	08-01-35	24,800,000	25,902,186
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,984,238
Crawford Long - CPI LLC	4.800	06-01-32	31,500,000	31,672,274
Delphi Investors LLC	2.520	01-01-31	8,911,708	7,981,887
Edina Crosstown Medical LLC	3.230	06-01-41	11,478,766	10,062,986
Fairfield 35 Pinelawn LLC	3.450	01-01-42	6,664,676	5,318,085
HCFD Round Rock, Ltd.	6.070	10-01-49	10,921,222	11,109,744
JB IV V LLC	4.580	12-01-32	5,000,000	4,904,330
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	18,362,342
LN Bear Creek LLC	5.490	01-01-33	4,811,510	5,031,194
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	8,506,446	7,168,391
Mountain Bay Plaza LLC	7.120	01-01-30	9,599,524	10,204,207
NCHC 3 LLC	3.390	02-01-32	17,237,762	15,704,429
Newton Executive Park LP	2.570	10-01-33	4,211,831	3,667,246
Ocean Pointe Venture Fund LP	4.840	08-01-47	6,986,442	6,398,575
Olympic Mills Commerce Center LLC	4.060	03-01-36	9,048,687	8,305,890
Parc Center Drive Joint Venture	5.480	02-01-32	1,687,788	1,743,031
POP 3 Ravinia LLC	4.460	01-01-42	108,191,205	99,720,037
Quay Works LLC	2.790	12-01-36	11,140,264	9,250,608
Skotdal Mutual LLC	2.860	06-15-31	5,782,746	5,272,743
Switch Building Investors II LP	2.690	06-01-36	3,781,446	3,389,443
Other 6.9%				164,992,834
FSH Boylston, Inc.	5.360	08-01-30	20,000,000	20,240,820
Interpark Holdings LLC	5.860	07-01-33	48,586,403	49,797,905
Lassen Self Storage LP	6.030	02-01-35	3,800,000	3,968,378
Rowland LLC	5.540	08-01-30	7,089,008	7,217,667
SRB1 LLC	5.670	09-01-38	20,000,000	20,652,120
UGP Broadway Stadium East LLC	6.530	11-01-30	25,455,444	26,736,871
Voyager RV Resort MHC	4.100	06-01-29	36,928,270	36,379,073
Retail 22.2%				535,617,732
1360 Summitridge RS LLC	3.500	09-01-30	4,492,918	4,161,017
192 Investors LLC	3.750	08-01-29	15,997,343	15,611,999
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Retail (continued)
8421 Lyndale Avenue South LLC	2.580	11-01-28	4,800,153	$4,498,848
AFCC SPE LLC	5.810	04-01-34	14,216,613	14,625,042
Asian Garden LLC	5.930	08-01-35	19,000,000	19,579,139
Beverly West Square Associates LP	5.560	12-01-30	5,338,520	5,533,247
Burroughs LPM LP	2.980	01-01-36	11,246,230	9,390,681
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,884,740
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,892,536
Carriage Way LLC	3.520	08-01-31	3,669,948	3,339,278
CE Enterprise Partners LLC	4.700	07-01-32	3,898,484	3,848,307
Chapel Hills East LLC	5.950	03-01-34	6,100,000	6,221,512
CIP Group of Homestead LLC	3.060	06-01-33	6,171,807	5,426,481
City Town Center LP + City Town Center Best Buy LP	5.750	01-01-35	5,000,000	5,116,090
Coral Ridge Shopping Center Trust	6.150	06-01-35	20,412,839	21,252,807
Core Power Bridgepointe LLC	5.690	01-01-35	20,000,000	20,347,480
Cross Keys Development Company	2.550	10-01-33	12,269,540	10,713,615
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	63,924,900
Ds Santa Rosa LP	5.730	08-01-35	10,000,000	10,416,980
Elsinore Developers LLC	6.090	02-01-34	5,000,000	5,348,135
Erep Cobbler Crossing II LLC	6.620	12-01-28	3,074,810	3,230,552
Gateway Village Plaza LP	3.420	07-01-31	5,550,565	5,124,531
Harbor Center Partners LP	4.720	09-01-32	18,100,000	18,007,600
Harbor Center Partners LP	5.630	10-01-32	1,863,235	1,924,210
Howard Lehigh Holdings LLC	5.770	04-01-34	7,558,485	7,763,350
J J Carson LLC	2.950	11-01-31	11,531,082	10,267,829
Kimberly Partners of Albany LP	2.920	12-01-30	4,393,926	3,963,044
La Habra Westridge Partners LP	5.970	09-01-34	20,000,000	21,015,900
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,041,196	6,527,484
LB PCH Associates LLC	3.870	05-01-32	17,149,923	15,900,723
Manoa Shopping Center Associates LP	6.770	03-01-30	2,260,557	2,388,009
Manoa Shopping Center Associates LP	7.060	03-01-30	3,953,893	4,214,842
Meadow and Central LP	3.100	01-01-32	3,686,016	3,343,224
Mesa Town Center LLC	6.180	06-01-35	5,000,000	5,225,380
Nat City SPE LLC	3.980	02-01-35	1,869,903	1,620,860
National City Plaza	4.110	02-01-35	8,038,154	7,334,639
PEP 1929 South Congress Avenue LP	5.460	06-01-30	5,100,000	5,231,381
Platt Partners LP	3.442	05-05-37	14,000,000	11,862,298
Plaza Inv. LP	3.910	05-01-26	25,679,653	25,582,532
PRTC LP	3.130	05-01-32	10,780,397	9,850,350
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,834,626
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,295,010
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,202,794
Silverado Ranch Centre LLC	7.500	06-01-30	3,968,589	4,246,049
St. Indian Ridge LLC	6.590	08-01-29	3,052,726	3,189,082
Stony Island Plaza	3.620	10-01-34	5,268,465	4,716,267
Sunnyside Marketplace LLC	3.420	04-01-30	6,646,599	6,279,069
Tanecap 1 LP	2.690	09-01-31	4,542,154	4,018,653
THF Greengate Development LP	6.320	10-01-25	22,502,881	22,499,843
Town Center Associates	2.790	03-01-29	3,772,106	3,567,137
TSCA-232 LP (B)	6.000	11-01-35	3,500,000	3,612,249
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Retail (continued)
University Festival LC	5.810	05-01-35	8,449,118	$8,676,830
Valley Square I LP	5.490	02-01-26	14,137,615	14,166,809
Warwick Devco LP	2.880	07-01-33	6,329,055	5,599,549
Wateridge Goodman Investors LLC	5.980	08-01-35	2,991,294	3,097,401
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,470,031	6,721,908
Westmount Plaza Arlington Plaza Joint Venture	5.820	06-10-34	12,993,793	13,502,682
WG Opelousas LA LLC	7.290	05-01-28	831,653	880,202

U.S. Government and Agency obligations 2.5%				$61,720,438
(Cost $61,195,434)
U.S. Government 2.5%				61,720,438
U.S. Treasury
Note	4.250	05-15-35	21,200,000	21,395,438
Note	4.250	08-15-35	40,000,000	40,325,000

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 3.2%				$76,971,876
(Cost $76,970,913)
U.S. Government 1.1%				25,960,894
U.S. Treasury Bill	4.112	10-23-25	10,000,000	9,975,388
U.S. Treasury Bill	4.168	10-16-25	6,300,000	6,289,358
U.S. Treasury Bill	4.208	10-02-25	6,200,000	6,199,307
U.S. Treasury Bill	4.215	10-09-25	3,500,000	3,496,841

	Yield (%)	Shares	Value
Short-term funds 2.1%			51,010,982
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0784(C)	51,010,982	51,010,982

Total investments (Cost $2,579,497,666) 101.1%	$2,440,461,593
Other assets and liabilities, net (1.1%)	(26,929,514)
Total net assets 100.0%	$2,413,532,079

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	The rate shown is the annualized seven-day yield as of 9-30-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-25 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-25 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025 by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$2,301,769,279	—	—	$2,301,769,279
U.S. Government and Agency obligations	61,720,438	—	$61,720,438	—
Short-term investments	76,971,876	$51,010,982	25,960,894	—
Total investments in securities	$2,440,461,593	$51,010,982	$87,681,332	$2,301,769,279
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-24	$2,013,132,191
Purchases	249,263,236
Sales	(48,390,323)
Realized gain (loss)	(227,961)
Net amortization of (premium) discount	(685,637)
Change in unrealized appreciation (depreciation)	88,677,773
Balance as of 9-30-25	$2,301,769,279
Change in unrealized appreciation (depreciation) at period end*	$88,403,513
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input Weighted Average*
Commercial mortgage loans	$2,301,769,279	Discounted cash flow	Discount rate	4.04% - 7.47%	5.15%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 9-30-25 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.